Segment information - Assets (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Segment Reporting [Line Items]
Total consolidated	$ 48	$ 822	$ 480	$ 1,395
Operating Segments | High-Pressure Controls
Segment Reporting [Line Items]
Total consolidated	48	821	480	1,379
Corporate
Segment Reporting [Line Items]
Total consolidated	$ 0	$ 1	$ 0	$ 16